Subsequent Events (Details) - Subsequent Events [Member]	May 14, 2025 USD ($)	Apr. 23, 2025 CAD ($)	Apr. 18, 2025 $ / shares shares
Subsequent Events (Details) [Line Items]
Grant of restricted share units | shares			60,000
Expanded cryptocurrency holdings amount	$ 4,500,000
Portfolio of Residential Mortgages [Member]
Subsequent Events (Details) [Line Items]
Principal amount of debt		$ 105,000
Class B Shares [Member]
Subsequent Events (Details) [Line Items]
Deemed price per share | $ / shares			$ 6.75